Financial Instruments - Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value of Recurring Basis (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	₨ (1,864)	₨ (429)	₨ (3,053)
Fair value measurements at reporting date using [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	(1,864)	(429)
Fair value measurements at reporting date using [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	715	968
Fair value of financial liabilities	(893)	(233)
Fair value measurements at reporting date using [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	0	0
Fair value measurements at reporting date using [member] | Level 1 [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	0	0
Fair value measurements at reporting date using [member] | Level 2 [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	715	968
Fair value of financial liabilities	(893)	(233)
Fair value measurements at reporting date using [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	(1,864)	(429)
Fair value measurements at reporting date using [member] | Level 3 [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,105	390
Fair value of financial liabilities	(75)	(329)
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,105	390
Fair value of financial liabilities	(75)	(329)
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | ShortTerm Mutual Funds [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	88,776	71,686
Fair value measurements at reporting date using [member] | ShortTerm Mutual Funds [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	88,776	71,686
Fair value measurements at reporting date using [member] | ShortTerm Mutual Funds [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | ShortTerm Mutual Funds [Member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | Fixed Maturity Plan Mutual Funds [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,503	1,395
Fair value measurements at reporting date using [member] | Fixed Maturity Plan Mutual Funds [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | Fixed Maturity Plan Mutual Funds [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,503	1,395
Fair value measurements at reporting date using [member] | Fixed Maturity Plan Mutual Funds [Member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | Equity Instruments [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	17,448	20,234
Fair value measurements at reporting date using [member] | Equity Instruments [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	57	108
Fair value measurements at reporting date using [member] | Equity Instruments [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | Equity Instruments [Member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	17,391	20,126
Fair value measurements at reporting date using [member] | Non-convertible debentures, government securities, commercial papers and bonds [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	254,036	201,477
Fair value measurements at reporting date using [member] | Non-convertible debentures, government securities, commercial papers and bonds [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	10,550	1,282
Fair value measurements at reporting date using [member] | Non-convertible debentures, government securities, commercial papers and bonds [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	243,486	200,195
Fair value measurements at reporting date using [member] | Non-convertible debentures, government securities, commercial papers and bonds [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | Liability on written put options to non-controlling interests [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial liabilities	(4,945)	(4,303)
Fair value measurements at reporting date using [member] | Liability on written put options to non-controlling interests [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | Liability on written put options to non-controlling interests [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | Liability on written put options to non-controlling interests [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial liabilities	₨ (4,945)	₨ (4,303)